Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2018
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income (loss)

9.Accumulated other comprehensive loss

In 2018, Accumulated other comprehensive loss increased to $8,660 ($5,305 in 2017) due to unrealized losses from hedging financial instruments of $3,355 (losses of $992 in 2017 and gains $6,414 in 2016).